Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Significant Components of Company's Income Tax Provision from Continuing Operations
The more significant components of the Company’s income tax provision from continuing operations are as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Tax expense at federal statutory rate	$371	$326	$363
State income taxes, net of federal benefit	(6)	(6)	(5)
Foreign income tax expense at different rates and foreign losses without tax benefits	(122)	(175)	(55)
U.S. tax on foreign income	(194)	39	(233)
Reserve and valuation allowance adjustments	—	(99)	34
U.S. credits and incentives	(14)	(7)	(5)
Impact of transactions	163	—	—
Restructuring and impairment costs	28	—	30
Other	(29)	(7)	(36)
Income tax provision	$197	$71	$93

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Beginning balance, October 1	$1,052	$1,493	$1,187
Additions for tax positions related to the current year	442	329	315
Additions for tax positions of prior years	15	23	31
Reductions for tax positions of prior years	(66)	(111)	(26)
Settlements with taxing authorities	(104)	(541)	(9)
Statute closings	(30)	(18)	(5)
Audit resolutions	—	(123)	—
Acquisition of business	397	—	—
Ending balance, September 30	$1,706	$1,052	$1,493

Tax Jurisdictions and Years Currently under Audit Exam
In the U.S., fiscal years 2010 through 2014 are currently under exam by the Internal Revenue Service ("IRS") and 2008 through 2009 are currently under IRS appeals. Additionally, the Company is currently under exam in the following major foreign jurisdictions for continuing operations:

Tax Jurisdiction	Tax Years Covered

Belgium	2011 - 2014
Brazil	2011 - 2012
Canada	2012 - 2015
France	2010 - 2015
Germany	2007 - 2013
Italy	2006, 2011
Korea	2012 - 2015
Mexico	2009 - 2015
Spain	2008 - 2014
United Kingdom	2011 - 2014

Components of Provision for Income Taxes on Continuing Operations
Components of the provision for income taxes on continuing operations were as follows (in millions):

	Year Ended September 30,
	2016	2015	2014
Current
Federal	$169	$(688)	$(90)
State	5	(33)	(2)
Foreign	788	550	397
	962	(171)	305
Deferred
Federal	(321)	410	(137)
State	(15)	(2)	(8)
Foreign	(429)	(166)	(67)
	(765)	242	(212)

Income tax provision	$197	$71	$93

Deferred Taxes Classified in Consolidated Statements of Financial Position
Deferred taxes were classified in the consolidated statements of financial position as follows (in millions):

	September 30,
	2016	2015
Other noncurrent assets	2,467	1,630
Other noncurrent liabilities	(1,542)	(203)

Net deferred tax asset	$925	$1,427

Temporary Differences and Carryforwards in Deferred Tax Assets and Liabilities
Temporary differences and carryforwards which gave rise to deferred tax assets and liabilities included (in millions):

	September 30,
	2016	2015
Deferred tax assets
Accrued expenses and reserves	$1,175	$215
Employee and retiree benefits	438	241
Net operating loss and other credit carryforwards	4,483	2,460
Research and development	85	54
Joint ventures and partnerships	49	10
Other	19	12
	6,249	2,992
Valuation allowances	(3,400)	(1,151)
	2,849	1,841
Deferred tax liabilities
Property, plant and equipment	87	125
Intangible assets	1,837	289
	1,924	414

Net deferred tax asset	$925	$1,427